NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Unsecured notes are classified as current liabilities
		Interest Expense
Principal	Interest Rate	6/30/2012	6/30/2011	Maturity
$292,860	9.00%	$13,178	$13,178	6/27/2010
192,000	0%	6,720	6,720	On Demand(1)
18,000	6.00%	540	540	9/1/2002
30,000	6.00%	900	900	9/12/2002
25,000	5.00%	626	626	8/31/2000
40,000	7.00%	1,400	1,400	7/10/2002
$597,860		$23,364	$23,364